Goodwill and Intangible Assets, Net (Schedule of Finite-Lived Intangible Assets, Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Gross Asset Value
Acquisitions (Note 4)	$ 15	[1]	$ 7
Exchange rate changes	8		(12)
Gross asset value	619		596	601
Accumulated Amortization
Amortization	(51)		(62)	(61)
Exchange rate changes	(7)		14
Accumulated amortization	(536)		(478)	(430)
Net book value	83
Weighted average life of intangible assets acquired	8 years
Licenses [Member]
Gross Asset Value
Acquisitions (Note 4)	0		0
Exchange rate changes	0		2
Gross asset value	32		32	30
Accumulated Amortization
Amortization	(3)		(3)
Exchange rate changes	0		0
Accumulated amortization	(16)		(13)	(10)
Net book value	16
Customer-Related Intangible Assets [Member]
Gross Asset Value
Acquisitions (Note 4)	4		0
Exchange rate changes	8		(13)
Gross asset value	525		513	526
Accumulated Amortization
Amortization	(40)		(52)
Exchange rate changes	(7)		14
Accumulated amortization	(480)		(433)	(395)
Net book value	45
Developed Technology [Member]
Gross Asset Value
Acquisitions (Note 4)	3		7
Exchange rate changes	0		0
Gross asset value	30		27	20
Accumulated Amortization
Amortization	(3)		(3)
Exchange rate changes	0		0
Accumulated amortization	(17)		(14)	(11)
Net book value	13
Covenants Not to Compete and Other [Member]
Gross Asset Value
Acquisitions (Note 4)	8		0
Exchange rate changes	0		(1)
Gross asset value	32		24	25
Accumulated Amortization
Amortization	(5)		(4)
Exchange rate changes	0		0
Accumulated amortization	(23)		(18)	(14)
Net book value	$ 9

[1]	Weighted average amortization period of intangible assets acquired was 8 years.